Stock Compensation - Summary of Restricted Stock Units Outstanding (Detail) - Restricted Stock Units [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 29, 2017	Apr. 29, 2017	Jul. 29, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	73,101	48,364	48,364
Vested			0
Cancelled/Expired			(3,300)
Outstanding Balance	45,064		45,064
Granted			$ 25.06
Vested			0
Cancelled/Expired			25.00
Outstanding Balance	$ 25.06		$ 25.06